Investment Strategy	Jul. 31, 2024
Lord Abbett Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following paragraph replaces the sixth paragraph in the section under “Principal Investment Strategies” on page 5 of the summary prospectus and statutory prospectus:

The Fund is diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).